SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

14 Segmental reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280 as follow:

1.	Sale of autonomous robotic cleaning equipment: Sale, warranty and maintenance of robots (“Robots”)
2.	Sale of facilities management software (“Facilities management software”)

The following tables present summary information by segment for the years ended December 31, 2021, 2022 and 2023, respectively:

	For the year ended December 31, 2021
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	2,890,682	1,288,618	-	4,179,300
Cost of revenues	(1,194,337)	(658,414)	-	(1,852,751)
Gross profit	1,696,345	630,204	-	2,326,549
Operating expenses:
General and administrative expenses	(176,235)	(2,093,068)	(1,527)	(2,270,830)
Total operating expenses	(176,235)	(2,093,068)	(1,527)	(2,270,830)

Income (loss) from operations	1,520,110	(1,462,864)	(1,527)	55,719

Other income (loss):
Other income	45	389,968	-	390,013
Interest expense	(38,269)	(118,878)	-	(157,147)
Other expense	(15,859)	(39,835)	-	(55,694)
Total other (loss) income	(54,083)	231,255	-	177,172

Income (loss) before tax expense	1,466,027	(1,231,609)	(1,527)	232,891
Income tax expense	(167,072)	-	-	(167,072)
Net income (loss)	1,298,955	(1,231,609)	(1,527)	65,819
	For the year ended December 31, 2022
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	5,228,965	1,238,435	42,769	6,510,169
Cost of revenues	(2,453,734)	(455,891)	(1,248)	(2,910,873)
Gross profit	2,775,231	782,544	41,521	3,599,296
Operating expenses:
General and administrative expenses	(635,522)	(3,884,373)	(52,759)	(4,572,654)
Total operating expenses	(635,522)	(3,884,373)	(52,759)	(4,572,654)

Income (loss) from operations	2,139,709	(3,101,829)	(11,238)	(973,358)

Other income (loss):
Other income	58,664	232,677	150,000	441,341
Interest expense	(32,336)	(98,532)	-	(130,868)
Other expense	-	(5,946)	-	(5,946)
Total other income	26,328	128,199	150,000	304,527

Income (loss) before tax expense	2,166,037	(2,973,630)	138,762	(668,831)
Income tax expense	(118,681)	-	-	(118,681)
Net income (loss)	2,047,356	(2,973,630)	138,762	(787,512)
	For the year ended December 31, 2023
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	3,633,740	1,053,185	-	4,686,925
Cost of revenues	(1,985,601)	(258,885)	-	(2,244,486)
Gross profit	1,648,139	794,300	-	2,442,439
Operating expenses:
General and administrative expenses	(91,391)	(4,369,709)	(526,398)	(4,987,498)
IPO related expenses	-	-	(5,003,802)	(5,003,802)
Total operating expenses	(91,391)	(4,369,709)	(5,530,200)	(9,991,300)

Income (loss) from operations	1,556,748	(3,575,409)	(5,530,200)	(7,548,861)

Other income (loss):
Other income	94,514	163,606	7,088	265,208
Interest expense	(14,070)	(168,976)	-	(183,046)
Other expense	-	(18,678)	(62,410)	(81,088)
Total other income (loss)	80,444	(24,048)	(55,322)	1,074

Income (loss) before tax expense	1,637,192	(3,599,457)	(5,585,522)	(7,547,787)
Income tax expense	-	(11,024)	(12,062)	(23,086)
Net income (loss)	1,637,192	(3,610,481)	(5,597,584)	(7,570,873)

The Company sells to one geographical location which is Singapore.

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2021
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	2,890,682	-	2,890,682
Over time	-	1,288,618	1,288,618

	For the year ended December 31, 2022
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	5,228,965	-	5,228,965
Over time	-	1,281,204	1,281,204
	For the year ended December 31, 2023
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	3,385,605	167,736	3,553,341
Over time	248,135	885,449	1,133,584